Finace expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Interest charges on Red Kite loan (Note 18(a))	16,826	13,451
Accretion charges for asset retirement provisions (Note 19)	650	398
Total	17,476	13,849